Net Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted EPS attributable to class A common stock
	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands, except per share amounts)	2022	2021	2022	2021
Net income (loss) attributable to Class A Common shares – basic	$21,950	$—	$3,523	$—
Less gain in fair value of Private Placement Warrants	(37,016)	—	(13,004)	—
Net income (loss) attributable to Class A Common shares – diluted	$(15,066)	$—	$(9,481)	$—

Weighted average number of Class A Common shares outstanding – basic	80,523	—	73,489	—
Effect of dilutive Private Placement Warrants	2,922	—	2,715	—
Effect of dilutive equity awards	—	—	—	—
Weighted average number of Class A Common shares outstanding – diluted	83,445	—	76,204	—
Net income (loss) per share of Class A Common Stock
Basic	$0.27	$—	$0.05	$—
Diluted	$(0.18)	$—	$(0.12)	$—

(in thousands, except per share amounts)	2021	2020
Net income (loss) attributable to Class A Common Stock	$(5,153)	$—
Class A Common Stock
Average number of shares outstanding – basic	56,466	—
Average number of shares outstanding – diluted	56,466	—
Net income (loss) per share of Class A Common Stock
Basic and diluted	$(0.09)	$—